Goodwill And Other Intangible Assets (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Y	Mar. 31, 2011 Y	Mar. 31, 2010
Intangible Assets [Line Items]
Goodwill impairment loss			¥ 461
Intangible assets subject to amortization acquired during the period	163,961	153,887
Software subject to amortization acquired during the period	163,060	151,992
Weighted average amortization periods of intangible assets subject to amortization, years	5	6
Indefinite-lived intangible assets acquired during the period	545	332
Impairment losses of intangible assets, Indefinite-lived (excluding goodwill)	30,986	26,566	12,400
Written-off amount relating to disposal of software for internal use recognized in other non-interest expenses		16,370
Contractual Rights [Member]
Intangible Assets [Line Items]
Impairment losses of intangible assets, Indefinite-lived (excluding goodwill)	8,334	6,226	9,239
Customer Relationships [Member]
Intangible Assets [Line Items]
Impairment losses of intangible assets, Indefinite-lived (excluding goodwill)	¥ 18,554	¥ 19,267